SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Schedule of Other Current Assets
	December 31,
	2024	2023

Governmental authorities *)	$3,033	$3,186
Prepaid expenses	6,268	6,227
Deferred charges	4,510	8,320
Advance payments to suppliers	4,763	3,716
Other	3,389	2,850

	$21,963	$24,299
*) Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) the Company was eligible for a refundable Employee Retention Credit subject to certain criteria. As of December 31, 2023, the Company had a $952 receivable balance from the United States government related to the CARES Act. During the year ended December 31, 2024 the entire outstanding amount was collected by the Company.
Schedule of Other Current Liabilities
	December 31,
	2024	2023

Payroll and related employee accruals	$14,192	$14,017
Governmental authorities	2,651	2,301
Holdback Amount (see Note 17)	800	-
Other	174	113
	$17,817	$16,431

Schedule of Line of Credit Facilities
			December 31,
	Interest rate	Maturity	2024

Credit facility from bank:	U.S. Prime Plus 2.25%	2024	-

Schedule of Long-Term Loan
			December 31,
	Interest rate	Maturity	2024

Other loan:	14%	2026	$2,000

Schedule of Other Long-Term Liabilities
	December 31,
	2024	2023

Earn-Out Consideration and Additional Earn-Out Consideration (see Note 17)	$10,400	$11,187
Holdback Amount (see Note 17)	-	795
Other	206	934

	$10,606	$12,916